Loans - Loans Individually Evaluated for Impairment by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 59,381	$ 66,585
Recorded investment	48,144	56,564	$ 70,426
Allowance for loan losses allocated	2,273	684
Impaired Financing Receivable, Average Recorded Investment	51,041	67,070	79,496
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,890	2,708	4,777
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,866	1,324	2,226
Impaired Financing Receivable, Average Recorded Investment	1,709	1,729	5,503
Impaired Financing Receivable, Interest Income, Cash Basis Method	34	64	66
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	2,732	19,059	23,102
Allowance for loan losses allocated	18	1
Impaired Financing Receivable, Average Recorded Investment	5,308	20,490	24,341
Impaired Financing Receivable, Interest Income, Cash Basis Method	114	778	2,942
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	15,120	18,039	20,624
Allowance for loan losses allocated	2,169	681
Impaired Financing Receivable, Average Recorded Investment	21,000	23,154	26,821
Impaired Financing Receivable, Interest Income, Cash Basis Method	695	963	885
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	28,426	18,142	24,474
Allowance for loan losses allocated	86	2
Impaired Financing Receivable, Average Recorded Investment	23,024	21,692	22,828
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 1,047	903	884
Consumer
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		$ 5	$ 3